Exhibit 99.2

CLAYTON

SCMT 2018-SBC7

October 16, 2018
Due Diligence Narrative Report

Table of Contents

Clayton Contact Information	2

Overview	2

Clayton’s Third Party Review (“TPR”) Scope of Work	2

TPR Component Review Scope	3
Payment History Review	3
Servicing Comments Review	3

Clayton Third Party Reports Delivered	3

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Clayton Contact Information

Client Service Management:

Trey Beal	VP Client Service Management
Phone: (813) 472-6439/E-mail: tbeal@clayton.com

Joe Ozment	Director of Securitization
Phone: (813) 261-0733/E-mail: jozment@clayton.com

Overview

On behalf of Ready Capital Corporation, Clayton conducted the following diligence reviews: (i) a payment history review on 143 loans, (ii) a servicing comment review on 11 loans.

The due diligence review for Ready Capital Corporation took place between August 2018 and September 2018. The payment history review received a 24-month lookback and the servicing comment review received a 12-month lookback.

This narrative report provides a summary of results based on the scope of work performed by Clayton, and the results of Clayton’s review.

Clayton’s Third Party Review (“TPR”) Scope of Work

The scope of work for this transaction consisted of a payment history review and servicing comments review.

Summary of Findings:

Servicing Comments:

-	Servicing comments were reviewed for 11 loans, with the scope of 9/1/2017 through 8/31/2018. As of 8/31/2018, one loan was in active loss mitigation, 5 loans were in collections status, and 5 were current
-	One loan (200910338) was found to have severe property damage; all others did not show material issues.
-	One loan (207310007) was found to be in an active forbearance plan form 1/1/2018 – 12/31/2019

For Pay History:

The pay histories provided from the current loan servicer and previous loan servicer(s), which we reviewed and provided pay history results on. Based on the current report provided, there are no gaps in Pay History.

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TPR Component Review Scope

Clayton examined the selected loan files with respect to the presence or absence of relevant documents and accuracy and completeness of data fields. Clayton relied on the accuracy of information contained in the loan documentation provided to Clayton.

Payment History Review

Clayton conducted a payment history review on 143 loans provided by the respective seller. 143 loans were reviewed using a 24-month lookback.

Servicing Comments Review

Clayton conducted a servicing comment review for any noted issues, when such comments were available in the file. There were 11 loans which contained commentary for review.

Clayton Third Party Reports Delivered

Clayton furnished the following reports on this transaction:

1.	Narrative Report
2.	Pay History Report
3.	Servicing Comments Review Report
4.	Attestation Form (DBRS)

© 2018 Clayton Services LLC. All rights reserved.

This material is confidential and may not be copied, used, or distributed without the written permission of Clayton Services LLC.

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